Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of consolidated statements of financial position
The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of transaction costs, presented on the consolidated statements of financial position as current and non-current as of 31 December 2023 and 2022 are as follows:

	2023	2022
Senior Bonds	549,411	530,506
2022 Convertible Bonds	155,914	32,441
Aztiq Convertible Bond	80,663	65,793
Alvogen Facility	76,556	64,588
Other borrowings	97,615	71,242
Total outstanding borrowings, net of debt issue costs	960,159	764,570
Less: current portion of borrowings	(38,025)	(19,916)
Total non-current borrowings	922,134	744,654

Summary of movements in the group's outstanding borrowings
Movements in the Group’s outstanding borrowings during the years ended 31 December 2023 and 2022 are as follows:

	2023	2022
Borrowings, net at 1 January	764,570	400,911
Recognition of deferred debt issue costs	(6,115)	(2,889)
Accretion/derecognition of borrowings discount	15,770	35,065
Recognition of new borrowings discount	(50,953)	(43,241)
Proceeds from new borrowings	275,311	467,196
Loans from related party converted to equity	—	(50,000)
Repayments of borrowings	(99,367)	(83,951)
Accrued interest	58,212	40,424
Amortization of deferred debt issue costs	1,657	23
Foreign currency exchange difference	1,075	1,032
Borrowings, net at 31 December	960,159	764,570
The table below details the changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated cash flow statement as cash flows from financing activities.

	1 January 2023	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	31 December 2023
2022 Convertible Bonds and Aztiq Convertible Bond	98,234	145,358	1,657	(36,071)	27,603	(204)	236,577
Senior Bonds (including related party)	530,506	—	—	888	18,017	—	549,411
Other borrowings	71,242	25,102	—	—	(8)	1,279	97,615
Alvogen Facility	64,588	—	—	—	11,968	—	76,556
Borrowings, net	764,570	170,460	1,657	(35,183)	57,580	1,075	960,159
(a)The cash flows from bank loans, loans from related parties and other borrowings make up the net amount of proceeds from borrowings and repayments of borrowings in the cash flow statement.
(b)Other changes include interest accruals and effects of payments including $3.5 million in cash received from borrowings from the 2022 Convertible Bonds and transaction cost of $9 million paid in 2023.

	1 January 2022	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to Equity	Other non-cash movements	31 December 2022
2022 Convertible Bonds and Aztiq Convertible Bond	—	55,852	(2,865)	(40,245)	1,528	444	—	83,520	98,234
Senior Bonds (including related party)	394,129	70,000	—	32,069	34,308	—	—	—	530,506
Other borrowings	6,782	33,112	—	—	762	588	—	29,998	71,242
Alvogen Facility	—	110,000	—	—	4,588	—	(50,000)	—	64,588
Borrowings, net	400,911	268,964	(2,865)	(8,176)	41,186	1,032	(50,000)	113,518	764,570
(a)The cash flows from bank loans, loans from related parties and other borrowings make up the net amount of proceeds from borrowings and repayments of borrowings in the cash flow statement.
(b)Other changes include interest accruals and payments.

Schedule of maturities of outstanding borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2023 and 2022 are as follows:

	2023	2022
Within one year	38,025	19,916
Within two years	867,273	3,804
Within three years	4,932	696,646
Within four years	37,857	3,374
Thereafter	12,072	40,830
	960,159	764,570